First Quarter Report
March 31, 2023 (Unaudited)
Variable Portfolio – Managed Risk U.S. Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 54.3%
	Shares	Value ($)
U.S. Large Cap 54.3%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	490,217	38,173,184
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	2,403,318	38,308,884
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	694,270	31,964,188
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	984,486	31,031,012
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	2,114,926	66,831,666
Total		206,308,934
Total Equity Funds (Cost $166,070,438)		206,308,934

Exchange-Traded Fixed Income Funds 3.1%

Investment Grade 3.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	52,435	5,747,400
Vanguard Intermediate-Term Corporate Bond ETF	75,600	6,064,632
Total		11,812,032
Total Exchange-Traded Fixed Income Funds (Cost $11,324,997)		11,812,032

Fixed Income Funds 28.9%

Investment Grade 28.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	6,196,604	52,980,958
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	5,832,157	56,746,888
Total		109,727,846
Total Fixed Income Funds (Cost $124,748,317)		109,727,846
Residential Mortgage-Backed Securities - Agency 6.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/17/2038- 04/13/2053	3.000%	2,920,000	2,709,753
04/17/2038- 04/13/2053	3.500%	7,400,000	7,035,139
04/13/2053	4.000%	5,850,000	5,594,999
04/13/2053	4.500%	10,900,000	10,679,774
Total Residential Mortgage-Backed Securities - Agency (Cost $25,499,325)			26,019,665

Options Purchased Puts 0.6%
Value ($)
(Cost $3,561,626)	2,459,090

Money Market Funds 12.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(d)	47,283,469	47,274,013
Total Money Market Funds (Cost $47,260,366)		47,274,013
Total Investments in Securities (Cost: $378,465,069)		403,601,580
Other Assets & Liabilities, Net		(23,374,100)
Net Assets		380,227,480
At March 31, 2023, securities and/or cash totaling $1,749,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	58	06/2023	USD	11,999,475	685,663	—
U.S. Long Bond	44	06/2023	USD	5,770,875	214,368	—
U.S. Treasury 10-Year Note	7	06/2023	USD	804,453	2,830	—
U.S. Treasury 10-Year Note	4	06/2023	USD	459,688	—	(3,821)
2	Variable Portfolio – Managed Risk U.S. Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2023 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	25	06/2023	USD	5,161,328	55,799	—
U.S. Treasury 5-Year Note	60	06/2023	USD	6,570,469	139,580	—
U.S. Treasury Ultra Bond	25	06/2023	USD	3,528,125	170,849	—
U.S. Treasury Ultra Bond	2	06/2023	USD	282,250	—	(6,023)
Total					1,269,089	(9,844)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(22)	06/2023	USD	(4,551,525)	—	(69,042)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	10,684,206	26	3,200.00	06/21/2024	470,471	232,180
S&P 500 Index	JPMorgan	USD	7,807,689	19	3,300.00	06/21/2024	214,619	193,705
S&P 500 Index	JPMorgan	USD	1,643,724	4	3,100.00	06/21/2024	39,500	31,200
S&P 500 Index	JPMorgan	USD	44,791,479	109	3,300.00	12/20/2024	2,061,494	1,474,225
S&P 500 Index	JPMorgan	USD	18,080,964	44	3,200.00	12/20/2024	775,542	527,780
Total							3,561,626	2,459,090

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 40	Morgan Stanley	06/20/2028	1.000	Quarterly	0.756	USD	11,000,000	73,702	—	—	73,702	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	31,415,032	32,160,249	(16,307,841)	6,573	47,274,013	—	(476)	478,683	47,283,469
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	36,164,245	167,394	(1,047,683)	2,889,228	38,173,184	—	32,157	—	490,217
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	51,602,314	790,264	(1,577,782)	2,166,162	52,980,958	—	(423,396)	—	6,196,604
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	36,134,958	236,427	(806,213)	2,743,712	38,308,884	—	6,544	—	2,403,318
Variable Portfolio – Managed Risk U.S. Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Risk U.S. Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	30,190,056	141,621	(1,182,974)	2,815,485	31,964,188	—	(145,862)	—	694,270
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	30,532,920	1,137,576	(161,983)	(477,501)	31,031,012	—	3,714	—	984,486
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	55,325,569	923,409	(1,670,993)	2,168,903	56,746,888	—	(293,618)	—	5,832,157
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	63,362,654	643,429	(866,105)	3,691,688	66,831,666	—	(14,675)	—	2,114,926
Total	334,727,748			16,004,250	363,310,793	—	(835,612)	478,683

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Managed Risk U.S. Fund | First Quarter Report 2023

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1QT7044_12_B01_(05/23)